ACQUISITION OF ESD (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2016	May 31, 2016
Business Combinations [Abstract]
Proforma Acquisition

Unaudited Pro Forma Condensed Consolidated Statements of Operations
For the six months ended November 30, 2016

			Pro Forma		Pro Forma
	HISP	ESD	Adjustments	Notes	Consolidate

Product sales, net	$119,575	$1,483,994	$—		$1,603,569
Cost of goods sold	97,680	1,063,789	—		1,161,469
Gross income	21,895	420,205	—		442,100

Selling general and administrative expenses	1,219,798	372,347	—		1,592,145

Net Income/(loss) before other income and expenses	(1,197,903)	47,858	—		(1,150,045)

Other income and (expenses)	(709,858)	(108,895)	—		(818,753)

Provision for taxes	—	(9,169)	9,169	(a)	(0)
Utilization of NOL carryforward

Net Income/(loss)	$(1,907,761)	$(51,868)	$(9,169)		$(1,968,798)

Basic and diluted loss per share					(0.13)

Basic and diluted weighted average number of shares outstanding					14,632,590

See accompanying notes to the Unaudited Pro Forma Condensed Consolidated Financial Information

Preliminary allocation of the purchase price
Intangible assets	$375,000
Property, plant and equipment	75,000
Liabilities assumed	—
Total purchase price	$450,000

Total purchase price	$450,000
Property, plant and equipment	75,000
Total intangible asset	$375,000